Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 875	$ 1,390	$ 882
Total current assets	875	1,390	882
Computer equipment	10,761	10,761	10,761
Less accumulated depreciation	(9,934)	(9,396)	(7,244)
Total fixed assets	827	1,365	3,517
Security deposit	250	250	250
Total Assets	1,952	3,005	4,649
LIABILITIES AND STOCKHOLDERS' DEFICIT
Line of credit	12,595	10,854	12,525
Accounts payable and accrued expenses	29,407	19,759	903
Notes payable	13,200	13,200	13,200
Advances from the majority stockholder and Chief Executive Officer	24,286	26,265	10,113
Total	79,488	70,078	36,741
Total current liabilities	79,488	70,078	36,741
STOCKHOLDERS' DEFICIT
Preferred stock: $0.0001 par value; 25,000,000 shares authorized; none issued or outstanding
Common stock: $0.0001 par value; 300,000,000 shares authorized; 196,900,000 shares issued and outstanding	196,900	19,690	19,690
Additional paid-in capital	(186,350)	(12,140)	(12,140)
Deficit accumulated during the development stage	(88,086)	(74,623)	(39,642)
Total stockholders' deficit	(77,536)	(67,073)	(32,092)
Total Liabilities and Stockholders' Deficit	$ 1,952	$ 3,005	$ 4,649